PIMCO Funds

Supplement Dated August 15, 2014 to the
Credit Bond Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B,
Class C and Class R Prospectus dated July 31, 2014, as supplemented from time to time
(the "Prospectus")

Disclosure Related to the PIMCO Credit Absolute Return Fund (the "Fund")

Effective immediately, the last sentence of the second paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary is deleted in its entirety and replaced with the following:

The Fund may invest up to 15% of its total assets in preferred stock, convertible securities and other equity-related instruments, including up to 10% of its total assets in common stock.

PIMCO Funds

Supplement Dated August 15, 2014 to the
Real Return Strategy Funds Institutional Class, Class P, Administrative Class, Class D, Class A,
Class B, Class C and Class R Prospectus dated July 31, 2014, as supplemented from time to time
(the "Prospectus")

Disclosure Related to the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund")

Effective immediately, the fifth paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary is deleted in its entirety and replaced with the following:

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

In addition, effective immediately, the following paragraph is inserted immediately following the "Principal Risks—Credit Risk" section of the Fund's Fund Summary:

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

In addition, effective immediately, the following paragraphs are inserted immediately following the "Principal Risks—Foreign (Non-U.S.) Investment Risk" section of the Fund's Fund Summary:

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies